Warrant Liability - Assumptions used (Details)	Dec. 31, 2023 $ / shares Y $ / shares	Mar. 17, 2023 Y $ / shares $ / shares	Mar. 16, 2023 $ / shares	Dec. 31, 2022 Y $ / shares $ / shares	Dec. 31, 2021 $ / shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrants exercise price | (per share)	$ 12.93	$ 10.70	$ 18.00	$ 17.86	$ 30.00
Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	0.783	66		0.690
Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	0.0400	2.9		0.0400
Expected life
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable | Y	3.4	4		4.4
Exercise price USD
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable | $ / shares	10.70			18.00
Share price USD
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	2.91	6.20		4.30